Note 13 - Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 29, 2012	Dec. 31, 2012
Note 13 - Related Party Transactions (Details) [Line Items]
Origination of Notes Receivable from Related Parties	$ 1,477	$ 1,477
Members of Company Management [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Origination of Notes Receivable from Related Parties		1,477
Officer [Member] | Notes Payable, Other Payables [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction		$ 125